SHORT-TERM AND LONG-TERM DEBT - Components (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total debt	$ 1,860,608,000	$ 1,823,322,000
Current portion of debt	(111,614,000)	(108,906,000)
Long-term portion of debt issuance costs	(10,416,000)	(10,887,000)
Long-term debt	1,738,578,000	1,703,529,000
U.S. dollar denominated floating rate debt
Debt Instrument [Line Items]
Total debt	1,315,790,000	1,270,991,000
U.S. dollar denominated floating rate debt | $320 Million Sale and Leaseback
Debt Instrument [Line Items]
Total debt	0	268,576,000
Gross price	320,000,000
U.S. dollar denominated floating rate debt | $330 Million Sale and Leaseback
Debt Instrument [Line Items]
Total debt	279,000,000	296,000,000
Gross price	330,000,000
U.S. dollar denominated floating rate debt | Flex Rainbow $180 Million Sale and Leaseback
Debt Instrument [Line Items]
Total debt	155,966,000	165,218,000
Gross price	180,000,000
U.S. dollar denominated floating rate debt | Flex Endeavour $160 Million Sale and Leaseback
Debt Instrument [Line Items]
Total debt	150,292,000	158,190,000
Gross price	160,000,000
U.S. dollar denominated floating rate debt | Flex Courageous $175 Million Sale and Leaseback
Debt Instrument [Line Items]
Total debt	171,325,000	0
Gross price	175,000,000
U.S. dollar denominated floating rate debt | Flex Resolute $175 Million Sale and Leaseback
Debt Instrument [Line Items]
Total debt	173,604,000	0
Gross price	175,000,000
U.S. dollar denominated floating rate debt | Flex Resolute $150 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	150,000,000
Total debt	0	134,211,000
U.S. dollar denominated floating rate debt | $66 million tranche, $150 million term loan facility
Debt Instrument [Line Items]
Total debt	34,391,000	44,217,000
Face amount	66,000,000
U.S. dollar denominated floating rate debt | $140 million term tranche, $290 million term revolving credit facility
Debt Instrument [Line Items]
Total debt	100,054,000	114,579,000
Face amount	140,000,000
U.S. dollar denominated floating rate debt | $90 million tranche, $270 million term loan facility
Debt Instrument [Line Items]
Total debt	73,658,000	90,000,000
Face amount	90,000,000
U.S. dollar denominated floating rate debt | Flex Constellation $180 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	180,000,000
Total debt	177,500,000	0
Line of Credit
Debt Instrument [Line Items]
Total debt	413,675,000	413,675,000
Line of Credit | $66 million term tranche under the Flex Enterprise $150 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	150,000,000
Line of Credit | $140 million term tranche under the $290 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	290,000,000
Line of Credit | $270 million facility
Debt Instrument [Line Items]
Maximum borrowing capacity	270,000,000
Line of Credit | $150 million tranche, $290 million term loan facility
Debt Instrument [Line Items]
Total debt	150,000,000	150,000,000
Face amount	150,000,000
Line of Credit | $180 million tranche, $270 million term loan facility
Debt Instrument [Line Items]
Total debt	180,000,000	180,000,000
Face amount	180,000,000
Line of Credit | $84 million tranche, $150 million term loan facility
Debt Instrument [Line Items]
Total debt	83,675,000	83,675,000
Face amount	84,000,000
Line of Credit | $84 million revolving tranche under the Flex Enterprise $150 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	150,000,000
U.S. dollar denominated fixed rate debt
Debt Instrument [Line Items]
Total debt	131,143,000	138,656,000
U.S. dollar denominated fixed rate debt | Flex Volunteer Sale and Leaseback
Debt Instrument [Line Items]
Total debt	$ 131,143,000	$ 138,656,000